STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		49 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Revenues
General and administrative	15,418	8,165	72,125	17,275	328,023
Valuation adjustment - available-for-sale securities					30,401
Total operating expenses	15,418	8,165	72,125	17,275	358,424
Net loss from operations	(15,418)	(8,165)	(72,125)	(17,275)	(358,424)
Interest and contract income	306	2,451	677	4,900	200,566
Net loss	$ (15,112)	$ (5,714)	$ (71,448)	$ (12,375)	$ (157,858)
Weighted average number of shares outstanding - basic	4,269,950	4,269,950	4,269,950	4,269,950
Weighted average number of shares outstanding - diluted	4,269,950	4,269,950	4,269,950	4,269,950
Net loss per share - basic and diluted	$ 0.00	$ 0.00	$ (0.02)	$ 0.00